Organization and Business Background	12 Months Ended
Sep. 30, 2025
Organization and Business Background [Abstract]
Organization and Business Background

(1) Organization and Business Background

On January 11, 2023, CREATIVE GLOBAL TECHNOLOGY HOLDINGS LIMITED (the “Company” or the “Group”) was incorporated in the Cayman Islands, as an exempted company and is an investment holding company. The Company is headquartered and has operations in Hong Kong. The Company is primarily engaged in sourcing and reselling recycled consumer electronic devices through CGTHK, the Hong Kong entity conducting substantially all of our business operations. CGTHK has been sourcing pre-owned consumer electronic devices (mainly smartphones, tablets, and laptops) from suppliers in the U.S., Japan, and some other developed countries, and our customers subsequently sell these goods to Southeast Asia and other resions.

Name	Date of Incorporation or Establishment	Place of Incorporation or Establishment	Percentage of Ownership	Principal Activity
Subsidiary:
Creative Global Technology (BVI) Limited	January 12, 2023	British Virgin Islands	100%	Investment holding
Creative Global Technology Limited	May 17, 2016	Hong Kong	100%	Trading

Group reorganization

In March 2023, CGT Holdings completed a reorganization of its corporate structure. CGT Holdings owns 100% equity interest in Creative Global Technology (BVI) Limited (“CGT BVI”), a BVI holding company formed on January 12, 2023. On March 9, 2023, CGT BVI became the 100% owner of CGTHK.

The consolidated balance sheets as of September 30, 2025 and 2024 present the assets and liabilities of the aforementioned companies now comprising the Group as if the current group structure had been in existence at those dates based on the same control aforementioned. The Company eliminates all significant intercompany balances and transactions in its consolidated financial statements (the “CFS”).

The movement in the Company’s authorized share capital and the number of ordinary shares outstanding and issued by the Company is also detailed in Notes 10.